Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2012
Registrant Name	VIRTUS EQUITY TRUST
Central Index Key	0000034273
Amendment Flag	false
Document Creation Date	Oct. 05, 2012
Document Effective Date	Oct. 05, 2012
Prospectus Date	Jul. 31, 2012